Trade and Other Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Provision	₩ 523,799
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	470,871	₩ 468,741	₩ 527,617
Provision	38,888	84,975	95,489
Reversal or written-off	(70,121)	(80,518)	(135,318)
Changes in the scope of consolidation	(107)	215	(16,752)
Others	(104)	(2,542)	2,232
Ending balance	439,427	470,871	468,741
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	141,616	250,842	311,082
Provision	5,809	7,736	46,066
Reversal or written-off	(61,220)	(108,638)	(33,282)
Changes in the scope of consolidation	(35)	56	(69,732)
Others	(1,798)	(8,380)	(3,272)
Ending balance	₩ 84,372	₩ 141,616	₩ 250,842